Summary of Business and Material Accounting Policies - Schedule of Property And Equipment - Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2023
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	3 years
Bottom of range [member] | Buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	10 years
Bottom of range [member] | Furniture, fixtures and other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	5 years
Top of range [member] | Buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	40 years
Top of range [member] | Furniture, fixtures and other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	7 years